FVM - Financial instruments not measured at fair value - Assets (Detail) - USD ($) $ in Millions	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024
Disclosure Of Financial Instruments [Abstract]
Cash and balances at central banks	$ 236,193	$ 231,370	$ 223,329
Amounts due from banks	21,527	21,107	18,903
Receivables from securities financing transactions measured at amortized cost	110,161	101,784	118,301
Cash collateral receivables on derivative instruments	45,478	38,994	43,959
Loans and advances to customers	646,048	594,150	579,967
Other financial assets measured at amortized cost	72,211	66,513	58,835
Not measured at fair value
Disclosure Of Financial Instruments [Abstract]
Cash and balances at central banks	236,200	231,400	223,300
Amounts due from banks	21,500	21,100	18,900
Receivables from securities financing transactions measured at amortized cost	110,200	101,800	118,300
Cash collateral receivables on derivative instruments	45,500	39,000	44,000
Loans and advances to customers	646,500	592,200	579,700
Other financial assets measured at amortized cost	$ 71,000	$ 65,100	$ 57,000